SHARE CAPITAL (Disclosure of changes in stock options outstanding and exercisable) (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Opening balance | Share	4,166,667	0
Weighted average exercise price, Opening balance | $ / shares	$ 1.73	$ 0
Options Granted | Share	1,148,333	4,206,667
Weighted average exercise price, Granted | $ / shares	$ 1.05	$ 1.73
Options Cancelled | Share	(1,599,999)	(40,000)
Weighted average exercise price, Cancelled | $ / shares	$ 1.89	$ 1.35
Number of options, Closing balance | Share	3,715,001	4,166,667	0
Weighted average exercise price, Closing balance | $ / shares	$ 1.45	$ 1.73	$ 0
Number of options, exercisable | Share	3,715,001	4,166,667	0
Weighted average exercise price | $ / shares	$ 1.45	$ 1.73	$ 0